UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC
Mr. Stuart Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2015

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.9%
Auto Components	6.6%
Gentex Corp./MI	3.3%	9,918	$153,729
Magna International, Inc.	3.3%	3,192	153,248
			306,977

Banks	10.4%
First Business Financial Services, Inc.	3.5%	6,812	160,219
Home BancShares, Inc./AR	3.5%	4,054	164,187
Toronto-Dominion Bank /The	3.4%	3,979	156,852
			481,258

Building Products	3.2%
AO Smith Corp.	3.2%	2,288	149,155

Capital Markets	3.3%
Franklin Resources, Inc.	3.3%	4,085	152,207

Chemicals	6.2%
CF Industries Holdings, Inc.	3.0%	3,053	137,080
PPG Industries, Inc.	3.2%	1,690	148,196
			285,276

Diversified Telecommunication Services	6.6%
Nippon Telegraph & Telephone Corp. ADR	3.3%	4,379	154,622
TELUS Corp.	3.3%	4,857	153,190
			307,812

Electric Utilities	3.4%
ITC Holdings Corp.	3.4%	4,780	159,365

Electronic Equipment, Instruments & Components	3.3%
Amphenol Corp. - Class A	3.3%	3,036	154,715

Food Products	6.4%
Cal-Maine Foods, Inc.	3.3%	2,823	154,164
Hain Celestial Group, Inc. /The(a)	3.1%	2,734	141,075
			295,239

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2015

	% of Total Net Assets	Shares	Market Value
Gas Utilities	3.6%
New Jersey Resources Corp.	3.6%	5,591	$167,898

Health Care Equipment & Supplies	3.3%
West Pharmaceutical Services, Inc.	3.3%	2,788	150,887

Health Care Providers & Services	3.2%
DaVita HealthCare Partners, Inc.(a)	3.2%	2,077	150,229

Hotels, Restaurants & Leisure	3.4%
Starbucks Corp.	3.4%	2,744	155,969

Insurance	6.6%
Allied World Assurance Co. Holdings AG	3.3%	4,082	155,810
RLI Corp.	3.3%	2,840	152,025
			307,835

Machinery	3.4%
Mueller Industries, Inc.	3.4%	5,249	155,265

Professional Services	3.5%
Exponent, Inc.	3.5%	3,616	161,129

Road & Rail	6.8%
Canadian National Railway Co.	3.4%	2,727	154,785
Union Pacific Corp.	3.4%	1,789	158,165
			312,950

Software	3.3%
Open Text Corp.	3.3%	3,400	152,150

Specialty Retail	3.4%
Tractor Supply Co.	3.4%	1,860	156,835

Technology Hardware, Storage & Peripherals	3.3%
Apple, Inc.	3.3%	1,371	151,221

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2015

	% of Total Net Assets	Shares	Market Value
Textiles, Apparel & Luxury Goods	3.2%
Columbia Sportswear Co.	3.2%	2,486	$146,152

Water Utilities	3.5%
American States Water Co.	3.5%	3,906	161,708

Total Common Stocks (Cost $4,765,128)	99.9%		4,622,232

		Face Amount
Short-Term Investment	0.0%*
Time Deposit	0.0%*
Brown Brothers Harriman & Co., 0.03% due 10/01/2015	0.0%*	$574	$574
Total Short-Term Investment (Cost $574)	0.0%*		574

Total Investments (Cost $4,765,702)(b)	99.9%		4,622,806
Other Assets in excess of Liabilities	0.1%		3,392
Total Net Assets	100.0%		$4,626,198

ADR – American Depositary Receipts

(a)	Non income producing security.
(b)	The aggregate cost of investments for tax purposes was $4,765,702. The net unrealized depreciation was $142,896 which consisted of aggregate gross unrealized appreciation of $244,860 and aggregate gross unrealized depreciation of $387,756.

Summary of Investments by Country^
United States	76.6%
Canada	16.7
Switzerland	3.4
Japan	3.3
Short-Term Investments	0.0*
100.0%

Summary of Investments by Sector^
Financials	20.4%
Industrials	16.9
Consumer Discretionary	16.6
Utilities	10.5
Information Technology	9.9
Telecommunication Services	6.6
Health Care	6.5
Consumer Staples	6.4
Materials	6.2
Short-Term Investment	0.0*
100.0%

^ As a percentage of total investments. All stocks are listed on U.S. Exchanges.

* Position represents less than 0.05%.

USCF ETF TRUST

Stock Split Index Fund

Fair Value Measurement

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles general accepted in the United States establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund’s investments.

At September 30, 2015	Total	Level 1	Level 2	Level 3
Investments, at value:
Common Stocks:
Auto Components	$306,977	$306,977	$—	$—
Banks	481,258	481,258	—	—
Building Products	149,155	149,155	—	—
Capital Markets	152,207	152,207	—	—
Chemicals	285,276	285,276	—	—
Diversified Telecommunication Services	307,812	307,812	—	—
Electric Utilities	159,365	159,365	—	—
Electronic Equipment, Instruments & Components	154,715	154,715	—	—
Food Products	295,239	295,239	—	—
Gas Utilities	167,898	167,898	—	—
Health Care Equipment & Supplies	150,887	150,887	—	—
Health Care Providers & Services	150,229	150,229	—	—
Hotels, Restaurants & Leisure	155,969	155,969	—	—
Insurance	307,835	307,835	—	—
Machinery	155,265	155,265	—	—
Professional Services	161,129	161,129	—	—
Road & Rail	312,950	312,950	—	—
Software	152,150	152,150	—	—
Specialty Retail	156,835	156,835	—	—
Technology Hardware, Storage & Peripherals	151,221	151,221	—	—
Textiles, Apparel & Luxury Goods	146,152	146,152	—	—
Water Utilities	161,708	161,708	—	—
Short-Term Investment:
Time Deposit	574	—	574	—
Total Investments, at value	$4,622,806	$4,622,232	$574	$—

The Fund recognizes transfers between levels as of the end of the fiscal year. For the period ended September 30, 2015, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedule of Investments – September 30, 2015 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees.  Investments in money market mutual funds are stated at net asset value.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Trust, which are directly identifiable to the USCF ETF Trust – Stock Split Index Fund (the “Fund”), are applied to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

Recently Issued Accounting Pronouncements

In June 2013, the FASB issued Accounting Standards Update No. 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended, are attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF ETF TRUST

By: /s/ Nicholas D. Gerber

Nicholas D. Gerber

President (Principal Executive Officer)

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Nicholas D. Gerber

Nicholas D. Gerber

President (Principal Executive Officer)

Date: October 30, 2015

By: /s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: October 30, 2015